Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events

Note 13—Subsequent Events

No events have occurred subsequent to March 31, 2013, other than that listed below, that have required recognition or disclosure in the Company’s financial statements.

On May 21, 2013, the Company completed its initial public offering of 10,005,000 shares of Class A Common Stock, which consisted of 7,177,500 shares sold by the Company and 2,827,500 shares sold by the selling stockholder. The 10,005,000 shares in the offering were sold at a price to the public of $25.00 per share. The Company raised total net proceeds of approximately $165.0 million in the offering, after deducting the underwriting discount and estimated offering expenses. The Company did not receive any proceeds from the sale of shares by the selling stockholder.

In connection with the offering, the Company completed a common stock recapitalization which included a 1-for-8.25 reverse stock split of its Class A Common Stock (the “Class A Reverse Split”), the conversion of all outstanding shares of the Company’s Class C Common Stock, Class D Common Stock and Convertible Preferred Stock into Class A Common Stock on a one-for-one basis and as automatically adjusted for the Class A Reverse Split, and a 1-for-8.25 reverse stock split of its Class B Common Stock. Upon completion of the offering, the Company had 27,623,629 shares of Class A Common Stock outstanding, excluding shares issuable upon exercise of outstanding stock options, and 3,813,885 shares of Class B Common Stock outstanding, excluding shares underlying a warrant to purchase additional shares of Class B Common Stock. The warrant was amended to extend the term from five years to ten years, and the Warrant will now expire on February 24, 2022.

The tables below show the proforma effect of the 1-for-8.25 reverse stock split as of and for the Successor periods presented. The 1-for-8.25 reverse stock split should not be retroactively applied to the Predecessor periods as the Company’s reorganization was a recapitalization event, thus the Predecessor period is not meant to be comparable with the Successor period.

	March 31, 2013		December 31, 2012
	Before stock split	After stock split	Before stock split	After stock split
William Lyon Homes shares outstanding
Common stock, Class A	70,121,378	8,499,558	70,121,378	8,499,558
Common stock, Class B	31,464,548	3,813,885	31,464,548	3,813,885
Common stock, Class C	16,020,338	1,941,859	16,020,338	1,941,859
Common stock, Class D	3,084,585	373,889	2,499,293	302,945

Total number of shares outstanding	120,690,849	14,629,191	120,105,557	14,558,246

	Three Months Ended March 31, 2013		Period from February 25 through March 31, 2012
	Before stock split	After stock split	Before stock split	After stock split
(Loss) income per common share, basic and diluted	$(0.03)	$(0.24)	$(0.06)	$(0.48)
Weighted average common shares outstanding, basic and diluted	120,300,654	14,581,897	92,368,169	11,196,142

Note 20—Subsequent Events

No events have occurred subsequent to December 31, 2012, other than that listed below, that have required recognition or disclosure in the Company’s financial statements.

On May 21, 2013, the Company completed its initial public offering of 10,005,000 shares of Class A Common Stock, which consisted of 7,177,500 shares sold by the Company and 2,827,500 shares sold by the selling stockholder. The 10,005,000 shares in the offering were sold at a price to the public of $25.00 per share. The Company raised total net proceeds of approximately $165.0 million in the offering, after deducting the underwriting discount and estimated offering expenses. The Company did not receive any proceeds from the sale of shares by the selling stockholder.

In connection with the offering, the Company completed a common stock recapitalization which included a 1-for-8.25 reverse stock split of its Class A Common Stock (the “Class A Reverse Split”), the conversion of all outstanding shares of the Company’s Class C Common Stock, Class D Common Stock and Convertible Preferred Stock into Class A Common Stock on a one-for-one basis and as automatically adjusted for the Class A Reverse Split, and a 1-for-8.25 reverse stock split of its Class B Common Stock. Upon completion of the offering, the Company had 27,623,629 shares of Class A Common Stock outstanding, excluding shares issuable upon exercise of outstanding stock options, and 3,813,885 shares of Class B Common Stock outstanding, excluding shares underlying a warrant to purchase additional shares of Class B Common Stock. The warrant was amended to extend the term from five years to ten years, and the Warrant will now expire on February 24, 2022.

The tables below show the proforma effect of the 1-for-8.25 reverse stock split as of and for the Successor periods presented. The 1-for-8.25 reverse stock split should not be retroactively applied to the Predecessor periods as the Company’s reorganization was a recapitalization event, thus the Predecessor period is not meant to be comparable with the Successor period.

	December 31, 2012
	Before stock split	After stock split
William Lyon Homes shares outstanding
Common stock, Class A	70,121,378	8,499,558
Common stock, Class B	31,464,548	3,813,885
Common stock, Class C	16,020,338	1,941,859
Common stock, Class D	2,499,293	302,945

Total number of shares outstanding	120,105,557	14,558,246

	Period from February 25 through December 31, 2012
	Before stock split	After stock split
(Loss) income per common share, basic and diluted	$(0.11)	$(0.93)
Weighted average common shares outstanding, basic and diluted	103,037,842	12,489,435